Public and private warrants (Details Narrative) - $ / shares	Dec. 31, 2025	Dec. 23, 2025	Feb. 28, 2025	Jan. 31, 2025	Jan. 31, 2024	Aug. 31, 2023
PublicAndPrivateWarrantsLineItems [Line Items]
Sale of stock price per share		$ 1.70
Share price			$ 0.44	$ 2.235	$ 6.61
Common Class A [Member]
PublicAndPrivateWarrantsLineItems [Line Items]
Sale of stock price per share	$ 18.00
Share price	$ 18.00
Private Warrants [Member]
PublicAndPrivateWarrantsLineItems [Line Items]
Warrant outstanding	3,971,250
Public Warrants [Member]
PublicAndPrivateWarrantsLineItems [Line Items]
Warrant outstanding	9,487,500
Sale of stock price per share	$ 0.01
Warrant [Member]
PublicAndPrivateWarrantsLineItems [Line Items]
Warrant execise price	11.50					$ 0.70
Warrant [Member] | Common Class A [Member]
PublicAndPrivateWarrantsLineItems [Line Items]
Share price	$ 9.20